Revenues from Contracts with Customers - Summary of Contract Balances (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Trade and other receivables	€ 12,381.7	€ 165.5
Contract liabilities	195.1	371.5
Refund liabilities	€ 90.0	€ 0.0